THE HUNTINGTON FUNDS

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 April 12, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: THE HUNTINGTON FUNDS ("Registrant" or "Trust")
           1933 Act File No. 33-11905
           1940 Act File No. 811-5010

Dear Sir or Madam:

      Enclosed are the preliminary Proxy Statement and form of proxy for the above-referenced Registrant (together with the Huntington VA Funds, the "Trusts"). The nineteen portfolios of the Trust are collectively referred to as the "Funds." Definitive copies of these proxy materials are expected to be released to shareholders on or about May 5, 2006.

      The purpose of this meeting with respect to the Registrant is to:

      1.    Elect four individuals to the Board of Trustees.

      2. Ratify the appointment by the Board of Trustees of Ernst & Young LLP as the independent auditors for the fiscal year ending December 31, 2006.

      3.    Amend certain of the Funds' fundamental investment policies.

      4.    Eliminate certain of the Funds' fundamental investment policies.

      5. Amend the Huntington Income Equity Fund's fundamental investment objective.

      6. Reorganize the Trust (together with the VA Trust) from separate Massachusetts business trusts to a single Delaware statutory trust.

      If the Registrant is not alerted by the Staff of the Securities and Exchange Commission (Commission) within ten (10) days of the filing of this statement concerning comments on the information disclosed in it, the Registrant will consider itself free to mail definitive proxy materials to its shareholders without waiting to hear from the Staff.

      In connection with the review of this filing by the Staff of the Commission, the Registrant acknowledges the Staff's view that: the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings; Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      If you have any questions on the enclosed material, please contact me at
(412) 288-8745.

                                                Very truly yours,


                                                /s/ Amy M. Bredl
                                                Amy M. Bred
                                                Senior Paralegal

Enclosures